UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farrgher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/28/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Bond Fund, Inc.
February 28, 2014 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--100.9%	Rate (%)	Date	Amount ($)		Value ($)
New York--95.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,000,000		2,230,960
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,050,000		4,283,402
Austin Trust (Series 1107)
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	20,000,000	a,b	22,390,200
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Bonds (Insured;
National Public Finance
Guarantee Corp.)	4.50	9/1/18	1,110,000		1,233,898
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	5,000,000		5,334,300
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue	5.75	2/15/47	5,500,000		6,009,795
JPMorgan Chase Putters/Drivers
Trust (Series 3803) (New York
State Dormitory Authority,
Revenue (The Rockefeller
University))	5.00	7/1/18	8,000,000	a,b	8,920,880
JPMorgan Chase Putters/Drivers
Trust (Series 4355-1) (New
York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water

Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects))	5.00	6/15/21	5,000,000	a,b	5,664,850
JPMorgan Chase Putters/Drivers
Trust (Series 4355-2) (New
York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects))	5.00	6/15/21	5,000,000	a,b	5,639,250
JPMorgan Chase Putters/Drivers
Trust (Series 4376) (New York
State Dormitory Authority,
State Personal Income Tax
Revenue (General Purpose))	5.00	2/15/21	16,000,000	a,b	17,402,400
JPMorgan Chase Putters/Drivers
Trust (Series 4378) (New York
City Municipal Water Finance
Authority, Water and Sewer
System Second General
Resolution Revenue)	5.00	6/15/21	9,435,000	a,b	10,333,641
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	7,000,000		8,002,470
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/25	23,765,000		25,760,309
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/27	12,000,000		13,669,920
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.50	11/15/30	10,325,000		11,507,832
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/21	5,050,000		5,984,149
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	3,505,000		3,942,704
Metropolitan Transportation

Authority, Transportation
Revenue	5.00	11/1/27	4,370,000	4,877,925
Metropolitan Transportation
Authority, Transportation
Revenue	5.25	11/15/28	6,680,000	7,359,022
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/29	12,000,000	13,077,720
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/41	5,000,000	5,235,150
Monroe County Industrial
Development Corporation,
Revenue (University of
Rochester Project)	5.00	7/1/43	4,000,000	4,268,840
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	5,750,000	5,771,505
New York City,
GO	5.00	11/1/19	3,455,000	3,564,316
New York City,
GO	5.00	4/1/20	5,000,000	5,951,750
New York City,
GO	5.00	4/1/20	860,000	903,946
New York City,
GO	5.00	8/1/20	730,000	778,341
New York City,
GO	5.00	8/1/21	10,000,000	11,912,800
New York City,
GO	5.00	8/1/23	11,020,000	12,811,301
New York City,
GO	5.25	9/1/25	4,000,000	4,623,240
New York City,
GO	5.00	8/1/27	8,825,000	9,732,651
New York City,
GO	5.00	3/1/29	6,645,000	7,384,987
New York City,
GO	5.00	8/1/29	5,935,000	6,552,834

New York City,
GO	5.00	10/1/32	5,745,000		6,185,929
New York City,
GO (Insured; AMBAC)	5.75	8/1/16	115,000		115,560
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/18	5,000		5,053
New York City,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	5/15/14	235,000	c	237,590
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	c	10,528
New York City Educational
Construction Fund, Revenue	6.50	4/1/26	4,220,000		5,343,702
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.25	7/1/15	1,640,000		1,668,979
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,000,000		1,014,430
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	10,810,000		10,966,205
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated
Group)	5.00	7/1/28	5,000,000		5,023,350
New York City Industrial
Development Agency, Special
Facility Revenue (American

Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	5,850,000	6,430,145
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,000,000	2,164,560
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P.
Project)	5.50	1/1/16	2,830,000	3,062,598
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/26	9,250,000	10,476,087
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/27	23,000,000	25,619,700
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/31	5,000,000	5,477,350
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/34	20,000,000	21,615,200
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	10,000,000	10,681,800
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	11,025,000	11,962,787
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/45	6,000,000	6,326,160
New York City Transitional Finance

Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/22	19,000,000		21,009,440
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/15/24	10,000,000		10,976,500
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/27	10,000,000		10,893,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/23	10,000,000		10,758,300
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/22	8,420,000		9,432,589
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue
(Prerefunded)	5.00	5/1/17	6,470,000	c	7,380,458
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	6,000,000		6,616,620
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee
Secured) (Insured; AMBAC)	5.00	11/15/18	3,440,000		3,667,487
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000		324,987
New York Liberty Development
Corporation, Liberty Revenue
(4 World Trade Center Project)	5.00	11/15/44	9,000,000		9,304,740
New York Liberty Development
Corporation, Liberty Revenue
(7 World Trade Center Project)	5.00	9/15/40	5,000,000		5,335,700
New York State Dormitory
Authority, Consolidated
Revenue (City University

System) (Insured; FGIC)	5.63	7/1/16	8,985,000	9,615,657
New York State Dormitory
Authority, LR (Municipal
Health Facilities Improvement
Program) (New York City Issue)	5.00	1/15/25	10,000,000	11,158,000
New York State Dormitory
Authority, Mortgage Hospital
Revenue (Hospital for Special
Surgery) (Collateralized; FHA)	6.25	8/15/34	3,990,000	4,596,640
New York State Dormitory
Authority, Revenue (Barnard
College) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/37	5,000,000	5,114,750
New York State Dormitory
Authority, Revenue (Carmel
Richmond Nursing Home) (LOC;
Allied Irish Banks)	5.00	7/1/15	700,000	700,161
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	15,000,000	16,582,800
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	5,000,000	5,524,550
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	11,042,800
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	10/1/22	4,250,000	5,198,302
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/23	10,255,000	11,296,498
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/37	6,035,000	6,624,740
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public

Finance Guarantee Corp.)	5.25	7/1/16	3,755,000		3,808,509
New York State Dormitory
Authority, Revenue (Fashion
Institute of Technology
Student Housing Corporation)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/20	4,490,000		5,099,922
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)	5.00	7/1/36	2,250,000		2,402,392
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/20	3,000,000		3,670,890
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	0.00	7/1/28	18,335,000	d	11,629,157
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.25	2/15/18	30,000		30,130
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	6.75	2/15/23	5,700,000		6,956,223
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured;
National Public Finance
Guarantee Corp.)	5.00	2/15/21	10,150,000		10,603,299
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	8,395,000		9,137,622
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of

New York University)	5.50	7/1/25	9,000,000	9,934,290
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University) (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/27	5,045,000	5,484,974
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/14	1,855,000	1,886,591
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/16	2,055,000	2,086,750
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/19	1,395,000	1,411,907
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.75	7/1/27	33,625,000	41,136,825
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,644,200
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.50	7/1/25	1,500,000	1,674,645
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.63	7/1/26	3,500,000	3,875,480
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/18	3,280,000	3,340,778
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	4,500,000	4,777,875
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish

Obligated Group)	5.75	5/1/37	7,880,000		8,491,646
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	2,500,000		2,512,500
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	6,700,000		6,617,590
New York State Dormitory
Authority, Revenue (Rivington
House Health Care Facility)
(Collateralized; SONYMA)	5.25	11/1/14	2,785,000		2,797,895
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Prerefunded)	6.25	7/1/18	11,000,000	c	13,502,720
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; Assured
Guaranty Municipal Corp.)	5.75	5/15/16	5,000,000		5,584,600
New York State Dormitory
Authority, Revenue (State
University of New York
Dormitory Facilities)	5.00	7/1/38	6,300,000		6,738,543
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	3,250,000		3,552,835
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	5,000,000		5,598,200
New York State Dormitory
Authority, Revenue (The New
School)	5.25	7/1/30	5,000,000		5,438,700
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/38	7,230,000		7,956,181
New York State Dormitory

Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	16,000,000		17,131,200
New York State Dormitory
Authority, Revenue (Upstate
Community Colleges)	5.25	7/1/18	2,000,000		2,032,600
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	9,995,000		11,774,910
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	8/15/36	2,625,000		2,872,984
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	5,000	c	6,020
New York State Dormitory
Authority, State Sales Tax
Revenue	5.00	3/15/23	5,000,000		5,988,100
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.00	5/15/29	3,000,000		3,324,330
New York State Energy Research and
Development Authority, PCR
(Rochester Gas and Electric
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	0.08	8/1/32	5,000,000	e	4,300,000
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/21	10,000,000		11,550,700
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water

Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/24	4,000,000		4,685,200
New York State Environmental
Facilities Corporation, State
Revolving Funds Revenue
(Master Financing Program)	5.00	8/15/37	4,025,000		4,367,125
New York State Housing Finance
Agency, Housing Revenue
(Capitol Green Apartments)
(Collateralized; FNMA)	4.38	11/15/17	1,000,000		1,044,400
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	9/15/18	1,400,000		1,525,300
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	3/15/15	1,270,000	c	1,334,821
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	2,300,000		2,464,680
New York State Thruway Authority,
General Revenue	5.00	1/1/42	3,500,000		3,657,885
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,574,450
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	10,000,000		11,413,000
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	17,500,000		19,417,125
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	15,035,000		16,565,713

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,373,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/24	13,090,000	14,167,831
New York State Urban Development
Corporation, Corporate Purpose
Subordinated Lien Bonds	5.13	7/1/18	4,550,000	4,625,393
New York State Urban Development
Corporation, Service Contract
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	1/1/20	10,000,000	11,432,900
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.70	4/1/20	20,000,000	23,461,800
Niagara Falls City School
District, COP (High School
Facility) (Insured; Assured
Guaranty Municipal Corp.)	5.00	6/15/19	3,250,000	3,403,010
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,136,450
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/18	5,000,000	5,423,650
Port Authority of New York and New
Jersey (Consolidated Bonds,
163rd Series)	5.00	7/15/35	10,000,000	10,764,800
Port Authority of New York and New
Jersey (Consolidated Bonds,
178th Series)	5.00	12/1/24	4,365,000	5,004,385
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)	6.00	12/1/36	5,000,000	5,465,950
Port Authority of New York and New

Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; National Public
Finance Guarantee Corp.)	6.25	12/1/14	10,000,000		10,178,500
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	5,500,000		5,646,135
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/24	10,000,000		10,295,000
Suffolk County Economic
Development Corporation,
Revenue (Catholic Health
Services of Long Island
Obligated Group Project)	5.00	7/1/22	2,025,000		2,247,770
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	13,000,000		10,715,380
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.38	1/1/16	7,500,000	c	8,205,075
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	10,540,000	c	12,904,754
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	5,000,000		5,862,600
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/28	8,000,000		8,941,360
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/28	5,000,000		5,628,950
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/30	3,285,000		3,650,850
Triborough Bridge and Tunnel

Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	3,295,350
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	4,500,000	4,134,960
TSASC, Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	11,730,000	9,251,568
Utility Debt Securitization Authority of
New York, Restructuring Bonds	5.00	12/15/41	5,000,000	5,467,450
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/21	820,000	820,049
U.S. Related--5.6%
A.B. Won International Airport
Authority of Guam, General
Revenue	6.38	10/1/43	3,000,000	3,164,850
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,325,000	3,691,482
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,037,020
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	2,170,000	1,527,159
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/28	9,500,000	7,699,940
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.00	7/1/15	3,000,000	2,994,990
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/27	10,000,000	7,162,500
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	5,000,000	4,449,900
Puerto Rico Highways and
Transportation Authority,

Highway Revenue	0.00	7/1/27	22,625,000	d	5,566,881
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000		3,890,095
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	5.00	7/1/19	3,415,000		3,473,192
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/27	10,000,000		8,345,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/38	5,000,000		3,840,400
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000		3,856,450
University of Puerto Rico,
University System Revenue	5.00	6/1/30	10,000,000		6,032,800
Total Long-Term Municipal Investments
(cost $1,153,186,206)					1,200,312,561
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)		Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.03	3/3/14	1,100,000	f	1,100,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.03	3/3/14	8,000,000	f	8,000,000
Total Short-Term Municipal Investments
(cost $9,100,000)					9,100,000
Total Investments (cost $1,162,286,206)			101.7%		1,209,412,561
Liabilities, Less Cash and Receivables			(1.7%)		(19,869,707)
Net Assets			100.0%		1,189,542,854

a Collateral for floating rate borrowings.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2014, these securities were valued at $70,351,221 or 5.9% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e Variable rate security--interest rate subject to periodic change.
f Variable rate demand note - rate shown is the interest rate in effect at February 28, 2014. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2014, net unrealized appreciation on investments was $47,126,355 of which $75,706,495 related to appreciated investment securities and $28,580,140 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association

GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,209,412,561	-	1,209,412,561

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of
Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and
general market conditions. All preceding securities are categorized as
Level 2 in the hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)